Expense Example - MATTHEW 25 FUND - MATTHEW 25 FUND	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 316
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340